Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Oct. 10, 2012 AVX Corporation USD ($) Installment Y	Oct. 10, 2012 AVX Corporation JPY (¥) Installment Y	Mar. 31, 2013 AVX Corporation USD ($)	Mar. 31, 2013 AVX Corporation JPY (¥)	Mar. 31, 2012 AVX Corporation USD ($)	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 1991 AVX Corporation USD ($)	Mar. 31, 1991 AVX Corporation JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Contractual obligations for the acquisition or construction of property, plant and equipment	¥ 9,233
Rental expenses for operating leases	11,465	10,586	8,310
Purchase of material	14,973
Material obligated to purchase in total by the end of December 2020	215,492
Total amount of guarantees for the debt of employees, an investee and an unconsolidated subsidiary	581
Payment for environmental conditions and remediation										66	8,878
Minimum amount of remediation subject to reopener provisions						130.5	12,267.0
Contingency settlement consideration				366.25	34,428.00
Number of installments				3	3
Installment period				2	2
Selling general and administrative expenses						$ 266.25	¥ 21,300.00	$ 100.00	¥ 7,900.00